CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Series A Preferred Stock [Member]	Common Stock	Additional Paid-In Capital	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2018			10,000,000
Balance, amount at Dec. 31, 2018	$ (65,889)		$ 10,000		$ (371)	$ (75,518)
Foreign currency translation adjustment	(182)				(182)
Net loss for the period	(19,511)					(19,511)
Balance, shares at Dec. 31, 2019			10,000,000
Balance, amount at Dec. 31, 2019	(85,582)	$ 0	$ 10,000	$ 0	(553)	(95,029)
Foreign currency translation adjustment	(123)		0	0	(123)	0
Net loss for the period	6,777	0	$ 0	0	0	6,777
Balance, shares at Mar. 31, 2020			10,000,000
Balance, amount at Mar. 31, 2020	(78,928)	0	$ 10,000	0	(676)	(88,252)
Balance, shares at Dec. 31, 2019			10,000,000
Balance, amount at Dec. 31, 2019	(85,582)	0	$ 10,000	0	(553)	(95,029)
Net loss for the period	6,777
Balance, shares at Jun. 30, 2020			10,000,000
Balance, amount at Jun. 30, 2020	(78,928)	0	$ 10,000	0	(676)	(88,252)
Balance, shares at Dec. 31, 2019			10,000,000
Balance, amount at Dec. 31, 2019	(85,582)	0	$ 10,000	0	(553)	(95,029)
Net loss for the period	(4,148,947)
Balance, shares at Dec. 31, 2020			340,268,500
Balance, amount at Dec. 31, 2020	(160,860)	0	$ 340,269	4,054,600	(884)	(4,554,845)
Balance, shares at Mar. 31, 2020			10,000,000
Balance, amount at Mar. 31, 2020	(78,928)	0	$ 10,000	0	(676)	(88,252)
Foreign currency translation adjustment	0	0	0	0	0	0
Net loss for the period	0	0	$ 0	0	0	0
Balance, shares at Jun. 30, 2020			10,000,000
Balance, amount at Jun. 30, 2020	(78,928)	0	$ 10,000	0	(676)	(88,252)
Foreign currency translation adjustment	(331)				(331)
Net loss for the period	(4,148,947)					(4,148,947)
Shares issued for acquisition of legal acquirer, amount			$ 310,869			(310,869)
Shares issued for acquisition of legal acquirer, shares			310,868,500
Issuance of shares for service rendered, shares			19,400,000
Issuance of shares for service rendered, amount	4,074,000		$ 19,400	4,054,600
Balance, shares at Dec. 31, 2020			340,268,500
Balance, amount at Dec. 31, 2020	(160,860)	0	$ 340,269	4,054,600	(884)	(4,554,845)
Foreign currency translation adjustment	309		$ 0	0	309	0
Net loss for the period	(39,408)					(39,408)
Balance, shares at Mar. 31, 2021			340,268,500
Balance, amount at Mar. 31, 2021	(199,959)	0	$ 340,269	4,054,600	(575)	(4,594,253)
Balance, shares at Dec. 31, 2020			340,268,500
Balance, amount at Dec. 31, 2020	(160,860)	$ 0	$ 340,269	4,054,600	(884)	(4,554,845)
Net loss for the period	(135,802)
Balance, shares at Jun. 30, 2021		1	171,418,500
Balance, amount at Jun. 30, 2021	(253,628)	$ 0	$ 171,419	4,265,165	435	(4,690,647)
Balance, shares at Mar. 31, 2021			340,268,500
Balance, amount at Mar. 31, 2021	(199,959)	$ 0	$ 340,269	4,054,600	(575)	(4,594,253)
Foreign currency translation adjustment	1,010		$ 0	0	1,010	0
Net loss for the period	(96,394)					(96,394)
Issue of preferred stock and cancellation of common stock held by a director, shares		1	(169,000,000)
Issue of preferred stock and cancellation of common stock held by a director, amount	0	$ 0	$ (169,000)	169,000	0	0
Shares issued for services, shares			150,000
Shares issued for services, amount	41,715		$ 150	41,565	0	0
Balance, shares at Jun. 30, 2021		1	171,418,500
Balance, amount at Jun. 30, 2021	$ (253,628)	$ 0	$ 171,419	$ 4,265,165	$ 435	$ (4,690,647)